Principal joint ventures - Reconciliation of financial information for joint ventures by carrying value (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Net assets/(liabilities)	$ 51,903	$ 45,242
Minera Escondida Limitada
Disclosure of joint ventures [line items]
Net assets/(liabilities)	8,567	8,203
Group's ownership interest	2,570	2,461
Carrying value of Group's interest	2,570	2,461
Sohar
Disclosure of joint ventures [line items]
Net assets/(liabilities)	1,245	2,285
Group's ownership interest	249	457
Carrying value of Group's interest	$ 249	$ 457